TPR Firm:	EdgeMAC	Date Submitted:	10/25/2019
Client Name:	Galton	Report:	Exception Report
Client Project:		Loans in report:	221

Report Date	Edge MAC ID	General Category	Exception	Exception ID	Date Exception Cured Waived Updated	Description of Clearance	Comments	Compensating Factors	Exception Status	Exception Category	Exception Event Level	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
10/25/2019	1403-5624	Compliance - Regulatory Compliance
This loan failed TRID timing of disclosures.  Need proof of delivery for revised CD dated 4/26/19. Loan closed 5/XX/19 and unable to prove borrower(s) received revised disclosure timely.The revised closing disclosure delivery requires a new waiting period and The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:?"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.
				1403-94144	9/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	revewied tracker and verified delivery on 4/26/19. cleared		Cured	Compliance	EG1		Primary Residence	IL	5/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-5624	Compliance - Regulatory Compliance
UPDATE// 07/31/2019: Lender provided a tolerance cure of $319 with 5/16/19 PCCD. Reimbursement amount of $319.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $9,750.00ADDED 7/31/2019: This loan failed TRID zero fee tolerance. Lender increased points to $9600 and settlement charges by $150 at or before closing without a valid CoC. Lender to cure $9600 in points and addition of $150 for Collateral Review FeeThe loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $9,750.00.
				1403-94145	9/16/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures
The CoC dated 4/8/19 did not disclose the addition of points in the amount of $9600, however the Ill rate lock fee agreement dated 4/11/19 does disclose the $9600 amount. Therefore the $319 cure is sufficient in curing the remaining $150 in increases
									Cured	Compliance	EG2		Primary Residence	IL	5/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-5624	Compliance - Regulatory Compliance	This loan failed TRID 10% fee tolerance. Final settlement charges of $741 on 5/2/19 CD exceed allowable limit by $169	1403-94146	7/31/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Lender provided cure of $319 on 5/16/19 PCCD. This is sufficient in clearing the 10% tolerance cure of $169		Cured	Compliance	EG2		Primary Residence	IL	5/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-5624	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Lender failed to provide proper lender cure on 5/16/2019 PCCD. Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $319.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $9,919.00. Lender increased points to $9600 and settlement charges by $150 without valid CoC. Lender to cure $9600 in points and addition of $150 for Collateral Review Fee. Lender to cure tolerance violation of settlement charges above 10%. Final settlement charges of $741 exceed allowable by $169.
				1403-94147	9/16/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	The 4/8/19 CoC and Ill rate lock dated 4/11/19 were sufficient in documenting the addition of points, lender cure of $319 was sufficient in correcting the remaining tolerance violations		Cured	Compliance	EG2		Primary Residence	IL	5/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-5726	Credit - Credit	Missing demand for XXX obligation supporting payoff of $22,144.06 reflected on the final Closing Disclosure dated 6/13/2019.	1403-94905	9/12/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared. Online balance provided.		Cured	Credit	EG1		Investment Property	CA	6/XX/2019	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5726	Credit - Insurance and Title
Missing updated condominium coverage (HO6) insurance with coverage equal to or greater than 20% of the value.  Current policy coverage is $20,000 versus $300,000 minimum requirement.Compensating Factors:1) High Mid-FICO score of 7742) Liquid reserves of $302,762.17 which equates to 30 months reserves3) Residual income $12,626.
				1403-94906	8/7/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							client elects to waive exception for insufficient HO6 coverage.		Waived	Credit	EG2		Investment Property	CA	6/XX/2019	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5726	Credit - General Underwriting Guideline Violation	Appraisal dated 2/12/2019 is dated in excess of the Note date of 6/XX/2019. Note reflects a date of 6/XX/2019, however was signed on 6/XX/2019 and exceeds 90 days from the date of the appraisal.	1403-94907	9/4/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared with clarification to guideline.		Cured	Credit	EG1		Investment Property	CA	6/XX/2019	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5726	Credit - Credit
Missing Verification of Rent for past 24 months not to exceed 0x30x24 for borrower's current residence at 201 Chapman. Verification of Rents provided reflects account current to March 2019.  Loan closed on 6/XX/2019.  Missing verification of the 4/19 and 5/19 housing payments.Compensating Factors:  High mid-FICO score of 777.  Strong liquid reserves of $380,630 which equate to over 37 months reserves.  Strong residual income of $11,307. Borrower has proven rated housing history.
				1403-94908	9/13/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Credit	EG2		Investment Property	CA	6/XX/2019	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1654	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Final Closing Disclosure in file dated 4/23/19 discloses an incorrect Closing date of 4/XX/18 and disbursement date of 4/XX/19. Based on other documentation if file, loan closed 4/XX/19 and funded 4/XX/19
				1404-14668	7/10/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Lender issued PCCD on 5/1/19 that corrected the closing date and disbursement date		Cured	Compliance	EG2		Primary Residence	CA	4/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/25/2019	1404-1654	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Based on documentation in file, the non-escrowed property costs in year 1 should be $1,592.04, not $1,596. Need PCCD with LOE and POD disclosing the correct figure
				1404-14669	7/10/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Appears lender issued PCCD on 5/10/19 to correct the ETIA/ non escrowed property cost in year 1 to $1,592.04.		Cured	Compliance	EG2		Primary Residence	CA	4/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/25/2019	1404-1654	Compliance - Regulatory Compliance	Missing eConsent from Broker prior to borrower signing initial LE electronically. eConsent from lender is in file, however initial disclosures were sent from Broker.	1404-14670	8/12/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)			Cured	Compliance	EG1		Primary Residence	CA	4/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/25/2019	1404-1654	Credit - Income and Assets	Missing verification of $15,055.00 per the DU in file dtd 4/15/2019.	1404-14678	8/9/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared with clarification		Cured	Credit	EG1		Primary Residence	CA	4/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/25/2019	1404-1654	Credit - Income and Assets	AUS dated 4/15/2019 in file does not match terms of the file. The final DU cert states the loan is a 30 year fixed rate and therefore qualified the borrower at the start rate vs as an IO ARM.	1404-14680	8/9/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared with clarification		Cured	Credit	EG1		Primary Residence	CA	4/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-5773	Credit - Credit
Mortgage delinquency exceeds guidelines.  Borrower has provided 24 months cancelled checks for Verification of Rent.  Checks are dated 04/2017 - 03/2019.  Cancelled checks reflect either a missed payment or a rolling 30 day late for Months of May 2018 (paid 06/01/2018); June 2018 (paid 07/02/2018); July 2018 (paid 08/06/2019).Compensating Factors:  Borrower is putting 20% down payment on the purchase transaction. Minimum required per guidelines is 10%. Borrower has 30 years in the same profession. Liquid assets of $35,451 which equate to over 15 months reserves.  Strong residual income of $13,335.  DTI of 33.33% with a max per guidelines of 43%.  High mid-FICO score of 701.
				1403-101012	10/17/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted Exceptoin in file		Waived	Credit	EG2		Primary Residence	CA	4/XX/2019	Purchase	Qualified Mortgage Rebuttable Presumption	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5816	Compliance - Regulatory Compliance
This loan failed TRID zero fee tolerance. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,559.00).Lender added discount points of $2,622.38 on the initial CD on 5/6/19 due to lock ext that occurred 5/1. CoC does not mention the removal of lender credit.  lender not allowed to rebaseline
				1403-94050	8/12/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)			Cured	Compliance	EG1		Primary Residence	IL	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/25/2019	1403-5816	Compliance - Regulatory Compliance
This loan failed TRID zero fee tolerance. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00Lender locked loan on 3/21/19. Added Desk review fee of $150 without a valid COC
				1403-94051	9/9/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Received CoC dated 3/21/19 refelcting the addition of the desk review fee		Cured	Compliance	EG1		Primary Residence	IL	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/25/2019	1403-5823	Credit - General Underwriting Guideline Violation
Proof of receipt of Trust distribution income for $11,000.00 and evidence of continuance for 36 months after note date. This would meet Galton's new guidelines effective April 1, 2019.Compensating Factors: LTV of 79.12% with a program max of 85%. High mid-FICO score of 703. Good residual income of $12,363.68.
				1403-98505	9/6/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	CA	4/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5823	Credit - Income and Assets	DTI of 44.49% with a program max of 43%.Compensating Factors: LTV of 79.12% with a program max of 85%. High mid-FICO score of 703. Good residual income of $12,363.68.	1403-98506	9/6/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	CA	4/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5832	Credit - General Underwriting Guideline Violation
Max LTV 70% for greater than 10 financed properties.Compensating Factors:High mid-FICO score of 779. Borrowers have been employed with the same company for 6.25 years and 12.75 years respectively. Liquid assets of $122,477.56 which equate to almost 27 months reserves. Strong residual income of $19,655.68.
				1403-96312	8/29/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Investment Property	MA	5/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1692	Credit - General Underwriting Guideline Violation
Missing corrected appraisal and CDA for Sales Price.  The Addendum to the contract dated 2/XX/2019 and the Final CDA indicate the sales price is $675,500.  The appraisal and CDA show the sale price as $680,000.00
				1404-14681	8/22/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed. Cleared.	Compensating Factors:1) High mid-FICO score of 7042) Residual income of $11,575.94	Cured	Credit	EG1		Primary Residence	CA	4/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG2	EG2
10/25/2019	1404-1692	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Final CD issued 4/17/19 discloses an incorrect closing date of 4/XX/19 and disbursement date of 4/XX/19. Need PCCD, LOE and POD correcting the closing and disbursement dates. Lender issued PCCD on 5/3/19 that corrected these dates, however missing LOE to borrowers.
				1404-14671	8/12/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures		Compensating Factors:1) High mid-FICO score of 7042) Residual income of $11,575.94	Cured	Compliance	EG2		Primary Residence	CA	4/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG2	EG2
10/25/2019	1404-1692	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Latest PCCD in file dated 5/3/19 does not disclose all seller paid closing costs, per the Final Settlement Statement in file. Need updated PCCD reflecting all seller paid closing costs along with LOE and proof of delivery.
				1404-14672	9/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							client provided waiver	Compensating Factors:1) High mid-FICO score of 7042) Residual income of $11,575.94	Waived	Compliance	EG2		Primary Residence	CA	4/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG2	EG2
10/25/2019	1404-1692	Property - Collateral	Subject property is located in a rural area and is ineligible per guidelines.Compensating Factors:1) High mid-FICO score of 7042) Residual income of $11,575.94	1404-14700	7/18/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Client exception if file for Rural Property. Compensating factors: close proximity to employment, schoold and shopping. High mid fico for all borrowers of 704. Residual income of $11575.94	Compensating Factors:1) High mid-FICO score of 7042) Residual income of $11,575.94	Waived	Property	EG2		Primary Residence	CA	4/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG2	EG2
10/25/2019	1403-5864	Credit - General Underwriting Guideline Violation
Application date of 03/27/2019 is prior to Expanded A credit grade update to allow 01x30.Compensating Factors: FICO 679 (min FICO 600), LTV 53.71% (max LTV 65%), DTI 40.34% (max DTI 43%), 3 years self-employed, and 12+ months reserves.
				1403-100097	9/18/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	CO	6/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5868	Credit - Income and Assets	Missing verification of self-employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for co-borrowers bookkeeper self-employment.	1403-94158	8/21/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed. Cleared with business lic.		Cured	Credit	EG1		Primary Residence	HI	5/XX/2019	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/25/2019	1403-5870	Credit - General Underwriting Guideline Violation
Galton Credit exception granted for allowing the use of the guidelines dated 4/1/2019 for the bank statement program.Compensating Factors 1. LTV of 61.40% with a max per guidelines of 70%2. HIGH Mid-FICO score of 7693. Strong liquid assets of $332,369.114. DTI of 21.78 with a max per guidelines of 43%5. Strong Residual income of $31,636.82
				1403-94027	7/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

Compensating Factors 1. LTV of 61.40% with a max per guidelines of 70%2. HIGH Mid-FICO score of 7693. Strong liquid assets of $332,369.114. DTI of 21.78 with a max per guidelines of 43%5. Strong Residual income of $31,636.82
									Waived	Credit	EG2		Investment Property	NY	5/XX/2019	Refinance - cash out	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5871	Credit - General Underwriting Guideline Violation
Galton Credit exception provided to use the updated guidelines for the bank statement program dated 4/1/2019Compensating Factors:  LTV of 69.23% with a max per guidelines of 85%.  High mid-FICO score of 769. Strong liquid assets of $332,369 which equate to over 80 months of reserves.  Low DTI of 22.20% with a max per guidelines of 43%.  Strong residual income of $31,467.
				1403-94029	7/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	NY	5/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1713	Property - Collateral
Missing Condo Questionnaire, Condo Budget and Lenders Project approval review.  Condo must be warrantable to be eligible. // UPDATE 5/9/19: Still need condo questionnaireCompensating Factors:1) File contains all necessary documents to show FNMA approved to include condo budget and lender's project approval review2) $73,705.94 in liquid assets which equate to over 10 months reserves3) Strong residual income of $13,646.92
				1404-11732	5/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
UPDATE 5/9/19: Still need condo questionnaire
Compensating Factors:1) File contains all necessary documents to show FNMA approved to include condo budget and lender's project approval review2) $73,705.94 in liquid assets which equate to over 10 months reserves3) Strong residual income of $13,646.92
									Waived	Property	EG2		Primary Residence	CA	4/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG1	EG1	EG2	EG2
10/25/2019	1403-5885	Credit - General Underwriting Guideline Violation
Borrower's spouse in joint on the personal bank statements, only 50% of the income can be used.Compensating Factors 1. LTV of 69.07% with max per guidelines of 90%.2. High mid-FICO score of 779.3. $62,694 in liquid assets which equate to over 26 months of reserves.  4. Residual Income of $4,551.00
				1403-94136	7/30/2019	Property condition cleared with non-material repairs or allowable hold backs that do not affect value	credit exception in file.		Cured	Credit	EG2		Primary Residence	VA	4/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5892	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Closing costs on seller's CD ($6574) does not match Seller paid closing costs on latest CD in file ($5074). Need PCCD, LOE and POD correcting seller paid closing costs
				1403-94152	9/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							client waived		Waived	Compliance	EG2		Primary Residence	TN	5/XX/2019	Purchase	Qualified Mortgage Safe Harbor	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-5914	Credit - General Underwriting Guideline Violation
Missing 2018 tax transcripts.Compensating Factors:1) Low LTV of 18.45%2) Low DTI of 29.67%3) Borrower's payment is decreasing as a result of this refinance4) Liquid reserves of $14,696 which equates to over 18 months reserves
				1403-94043	7/19/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton Credit exception provided	Compensating Factors:1) Low LTV of 18.45%2) Low DTI of 29.67%3) Borrower's payment is decreasing as a result of this refinance4) Liquid reserves of $14,696 which equates to over 18 months reserves	Waived	Credit	EG2		Primary Residence	CA	5/XX/2019	Refinance - cash out	Qualified Mortgage Safe Harbor	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5947	Credit - General Underwriting Guideline Violation
Subject property is considered rural due to 2 of the 3 comps are over 5 miles from the subject.Compensating factors:  Low LTV of 38.36% with a program max of 70%.  Borrower has good job stability with over 20 years in his field and 6.50 years at present company.  $169,989 in liquid assets which equate to over 9 months reserves.  Substantial residual income of $103,212.67.
				1403-94138	7/30/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

The subject property neighborhood characteristics are suburban, builts up 25-75% with stable growth. Property values are increasing, demand/supply in balance with 3-6 months marketing times. The subject neighborhood is primarily a residential area, composed of high end and above average homes. Comp distance exceeded normal guidelines due to having to locate good square footage matches for this high-end property affected by both golf course frontage and water access.

Compensating factors: Low LTV of 38.36% with a program max of 70%. Borrower has good job stability with over 20 years in his field and 6.50 years at present company. $169,989 in liquid assets which equate to over 9 months reserves. Substantial residual income of $103,212.67
									Waived	Credit	EG2		Primary Residence	FL	4/XX/2019	Refinance - rate and term	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5947	Credit - General Underwriting Guideline Violation
The application date of 03/11/2019 is prior to the bank statement program release date of 04/01/2019.Subject property is considered rural due to 2 of the 3 comps are over 5 miles from the subject.Compensating factors:  Low LTV of 38.36% with a program max of 70%.  Borrower has good job stability with over 20 years in his field and 6.50 years at present company.  $169,989 in liquid assets which equate to over 9 months reserves.  Substantial residual income of $103,212.67.
				1403-94139	7/30/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

Ok to use the new guidelines to underwrite loan.

Compensating factors: Low LTV of 38.36% with a program max of 70%. Borrower has good job stability with over 20 years in his field and 6.50 years at present company. $169,989 in liquid assets which equate to over 9 months reserves. Substantial residual income of $103,212.67
									Waived	Credit	EG2		Primary Residence	FL	4/XX/2019	Refinance - rate and term	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-5958	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller paid fees on borrower's final CD ($71,508.03)  do not match Seller CD ($88,900.71)Need PCCD reflecting correct seller paid fees along with letter of explanation and proof of delivery
				1403-94058	9/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							client provided blanket waiver		Waived	Compliance	EG2		Primary Residence	WA	5/XX/2019	Purchase	Qualified Mortgage Rebuttable Presumption	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-5961	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller paid fees on borrower's final CD ($25,565)  do not match Seller CD ($22,528.50)Need PCCD reflecting correct seller paid fees along with letter of explanation and proof of delivery
				1403-94060	9/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							client provided blanket waiver		Waived	Compliance	EG2		Primary Residence	FL	5/XX/2019	Purchase	Qualified Mortgage Safe Harbor	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-5966	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Unable to validate ETIA/Escrow totals on the final CD dated 4/16/19. Confirmed monthly HOI is $71.67, however tax information on Prelim Title indicate taxes as $2,518.27 or $209.86/mo. Impounds and escrow calculations indicate taxes at a monthly amount of $550.00. Need correct tax information or need PCCD reflecting accurate tax impounds along with a LOE, POD and lender to re-open RoR
				1403-94063	8/12/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)			Cured	Compliance	EG1		Primary Residence	UT	4/XX/2019	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/25/2019	1404-1767	Compliance - Regulatory Compliance
This loan failed TRID zero fee tolerance. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($15,495.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($17,745.00. Lender credits decreased on 5/8/19 CD without a valid CoC.
				1404-14686	8/12/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)			Cured	Compliance	EG1		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/25/2019	1403-5987	Credit - Credit
A satisfactory rent rating 0x30 for past 12 months is required. Lease agreement for existing residence reflects lease payments of $4,300 per month.  The VOR reflects tenancy from July 2017 to May 2019 and copies of online bank summary statements reflect "transfer to chk" in the amount of $4,300 from the borrower's account to another CHASE account ending xx9259.  Missing documentation to support CHASE account ending 9259 is the landlord/agent's account.
				1403-94914	9/12/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared w 4/2019 ltr from XXX Manager and VOR in file		Cured	Credit	EG1		Primary Residence	CO	5/XX/2019	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG1	EG1	EG2	EG2
10/25/2019	1403-5987	Property - Collateral
INELIGIBLE: The CDA reflects subject property located in a declining market and is ineligible per guidelines.Compensating Factors:1) Property is a new construction single family home in XXX area; All comps support value and are within 1 mile of subject property. Appraisal indicates values are stable with quick sales based on a short number of days on the market.2) Residual income at $14,900.00/month3) Reserves of $210,000.00 (30+ months)4) Good job stability for primary wage earner (10+ years)
				1403-94915	8/12/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Client elects to waive condition		Waived	Property	EG2		Primary Residence	CO	5/XX/2019	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG1	EG1	EG2	EG2
10/25/2019	1403-6003	Credit - General Underwriting Guideline Violation
CDA data indicates the subject's market values have declined 9% over the past year for the subject's neighborhood.Compensating factors:1. LTV of 75% with a max per guidelines of 80%2. High mid-FICO score of 7573. Borrower has been self-employed for 14 years4. Strong liquid assets of $423,345.00 which equate to over 44 months reviewed5. Strong residual income of $28,150.00
				1403-94023	7/15/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

The CDA agrees with the appraised value. The HDI trend line appears to be increasing. The appraisal supports housing is stable, with demand/supply shortage and marketing times under 3 months. Good market comparables used in appraising property.

Compensating factors:1. LTV of 75% with a max per guidelines of 80%2. High mid-FICO score of 7573. Borrower has been self-employed for 14 years4. Strong liquid assets of $423,345.00 which equate to over 44 months reviewed5. Strong residual income of $28,150.00
									Waived	Credit	EG2		Investment Property	CA	5/XX/2019	Refinance - cash out	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1785	Credit - Income and Assets
Missing Asset Verification per FNMA DU findings, Asset Verification of $1,876.00 was required by DU as borrower had to bring funds in to close.  Bank Statements provide for XXX (Account XXX) are aged greater than 120 days.Compensating Factors:  Minimal cash needed to close, credit score of 730, housing pmt decreasing, residual income of $4,700.00  per month and low DTI of 31%
				1404-94440	10/21/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Primary Residence	MN	5/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6030	Credit - General Underwriting Guideline Violation	Using the new guidelines effective 04/01/2019 with an application date of 03/25/2019	1403-94134	7/29/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

Compensating Factors: High mid-FICO score of 771. Borrower is putting 20% down payment on the new home. Borrowers has been self-employed for 20 years (job stability). Strong residual income of $14,000.06.
									Waived	Credit	EG2		Second Home	NJ	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1403-6030	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. ETIA and escrowed property costs were underdisclosed at closing. Lender disclosed monthly ETIA/escrow as $635.34/mo on the Final CD dated 5/9/19. Based on documentation in the file the ETIA should be $1,512.55/mo with a year 1 escrow amount of $18,150.60
				1403-94157	8/1/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Lender corrected the ETIA and non-escrow costs with the 6/19/19 PCCD.		Cured	Compliance	EG2		Second Home	NJ	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1404-1836	Compliance - Regulatory Compliance	Seller paid fees on borrower's final CD ($55,895) do not match Seller CD ($54,466). Need PCCD, LOE and POD correcting seller paid fees	1404-14693	9/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Ok to waive per client		Waived	Compliance	EG2		Primary Residence	AZ	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-1836	Credit - Income and Assets	Missing additional one month bank statement for the borrowers' account with XXX xx6990. DU states to refer to seller guide which requires 2 months verification.	1404-14705	8/9/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared. Assets not needed to satisfy asset verification of $109,411.09. Adjusted reserves based on EM response.		Cured	Credit	EG1		Primary Residence	AZ	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-1838	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Closing Date on Final CD dated 5/XX/19 is incorrect. Closing Date reflects 5/XX/19, however loan closed on 5/XX/19. Need PCCD to correct closing date along with LOE and POD
				1404-14694	9/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Ok to waive per client		Waived	Compliance	EG2		Second Home	CA	5/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-1840	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Closing costs on seller's CD ($186,323.28) does not match Seller paid closing costs on latest CD in file ($70,850.78). Need PCCD, LOE and POD correcting seller paid closing costs
				1404-14712	9/24/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Client provided blanket waiver		Waived	Compliance	EG2		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6083	Credit - General Underwriting Guideline Violation
The appraisal indicates the subject is located in a rural neighborhood.Compensating Factors:1. Low LTV of 64.44% (Borrower is putting over 35% down payment on the subject property).2. Liquid assets of $282,187.00 which equate to over 48 months reserves.3. Good residential income of $10,550.00.
				1403-94037	7/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

The zoning for the subject property is noted as Residential - Minimum 5 acre. Only the neighborhood characteristics are rural. The subject property neighborhood is built-up 25-75% with stable growth. The property values are increasing, demand/supply in balance with marketing times under 3 months. The neighborhood is primarily a residential area with reasonable access to schools, freeway access, employment, shopping and public transportation. Comparable sales are all within 2 miles of the subject property.

Compensating Factors:1. Low LTV of 64.44% (Borrower is putting over 35% down payment on the subject property).2. Liquid assets of $282,187.00 which equate to over 48 months reserves.3. Good residential income of $10,550.00.
									Waived	Credit	EG2		Primary Residence	CA	5/XX/2019	Purchase	Qualified Mortgage Safe Harbor	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1849	Compliance - Regulatory Compliance	No proof in file that borrower received CHARM Booklet within 3 business days of application (4/4/19)	1404-14695	9/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	located esigned ARM Disclosure referencing CHARM on 4/4/19	Compensating Factors:1) FICO 789; 109 points greater than 680 minimum2) DTI 42.01%; 2.99% less than 45% maximum.3) 9+ months reserves4) 12 years in current position5) $18k+ in monthly residual income	Cured	Compliance	EG1		Primary Residence	WA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG1	EG1	EG1
10/25/2019	1404-1849	Credit - General Underwriting Guideline Violation
Subject located in declining market area per CDA dated 4/24/2017.  Declining markets are not an eligible property type.Compensating Factors:1) FICO 789; 109 points greater than 680 minimum2) DTI 42.01%; 2.99% less than 45% maximum.3) 9+ months reserves4) 12 years in current position5) $18k+ in monthly residual income
				1404-14706	7/19/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Exception approval provided.	Compensating Factors:1) FICO 789; 109 points greater than 680 minimum2) DTI 42.01%; 2.99% less than 45% maximum.3) 9+ months reserves4) 12 years in current position5) $18k+ in monthly residual income	Waived	Credit	EG2		Primary Residence	WA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG1	EG1	EG1
10/25/2019	1403-6096	Compliance - Regulatory Compliance
This loan failed TRID zero fee tolerance. The lender increased the appraisal fee from $585 to $685 at closing without a valid CoC. Lender is required to provided $100 cure to borrower along with PCCD reflecting the cure, proof of cure, LOE and POD. The lender issued PCCD dated 9/4/2019 reflecting $100 credit to borrower. Proof of disbursement was in the file.
				1403-101020	9/27/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	The lender issued PCCD dated 9/4/2019 reflecting $100 credit to borrower. Proof of disbursement was in the file.		Cured	Compliance	EG2		Primary Residence	NC	7/XX/2019	Refinance - cash out	Qualified Mortgage Safe Harbor	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6097	Credit - Credit
Minimum tradeline requirement not met.  Credit report dated 5/7/2019 reflects three tradelines, one open and active; two paid/closed with last active dates of 1/17 and 9/16.  Per guidelines, a minimum of 3 established open and active tradelines is required; Or a minimum of four years of established credit of eight or more tradlines; Or, additional six months additional reserves with DTI < 35% and LTV/CLTV < 70%.  Loan is Asset Qualifier and DTI is not applicable.
				1403-94035	8/1/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)		Compensating Factors:1) Significant equity position/down payment2) LTV 10% below program maximum3) Strong reserves of $1M4) Majority of project is under contract and is owner occupied, primary	Cured	Credit	EG1		Primary Residence	IL	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG1	EG1	EG3	EG2
10/25/2019	1403-6097	Credit - Income and Assets
Missing source of Earnest Money Deposit in the amounts of $1,000.00 and $23,450.00, and evidence of transfer to the closing agent. Copies of un-cancelled checks from XXX account ending xx0189 were provided.  Missing copy of the bank statement and evidence the checks cleared the account.
				1403-94036	8/1/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)		Compensating Factors:1) Significant equity position/down payment2) LTV 10% below program maximum3) Strong reserves of $1M4) Majority of project is under contract and is owner occupied, primary	Cured	Credit	EG1		Primary Residence	IL	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG1	EG1	EG3	EG2
10/25/2019	1403-6097	Property - Collateral
Borrower is a first time home buyer purchasing a  non-warrantable condominium.  Per guidelines non-warrantable condominiums are not an eligible property type for a first time home buyer.Compensating Factors:1) Significant equity position/down payment2) LTV 10% below program maximum3) Strong reserves of $1M4) Majority of project is under contract and is owner occupied, primary
				1403-94038	8/1/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Client approved exception for First Time Home Buyer and non-warrantable condominium.	Compensating Factors:1) Significant equity position/down payment2) LTV 10% below program maximum3) Strong reserves of $1M4) Majority of project is under contract and is owner occupied, primary	Waived	Property	EG2		Primary Residence	IL	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG1	EG1	EG3	EG2
10/25/2019	1403-6098	Credit - Insurance and Title	Missing Title Supplement reflecting insured loan amount. Loan Escrow Instructions show liability of $641,250.00 versus the Note reflecting loan amount of $655,000.00.	1403-94039	8/9/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared. Closing instructions in file showing title to be issued for full amount		Cured	Credit	EG1		Primary Residence	CA	5/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/25/2019	1404-1863	Compliance - Regulatory Compliance
This loan failed TRID 10% fee tolerance.  Title fees paid to preferred provider are in section C, rather than B on final CD dated 5/21/19. TRID tolerance fees that cannot increase by more than 10% increased by $841.10 over 10% limit at closing without a lender credit.
				1404-14714	7/29/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Lender corrected fees on PCCD dated 6/27/19		Cured	Compliance	EG2		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-1863	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller's CD was not provided. Unable to validate seller paid fees on borrower's CD. Lender provided final settlement statement as alternative documentation. Need PCCD reflecting seller paid fees on Final settlement statement, along with LOE and POD
				1404-14715	9/24/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Client provided blanket waiver		Waived	Compliance	EG2		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6107	Credit - General Underwriting Guideline Violation
The borrower and co-borrower are non-permanent resident aliens.  The expiration date of the H-1B VISA  for the borrower is 09/07/2021, and co-borrower is 9/24/2019.  Per guidelines, the VISA must be current and may not expire for a minimum of 3 years following the closing date. The borrower and co-borrower VISA expiration dates occur within 3 years of the closing date of 5/XX/2019 and do not meet the guideline requirement.Compensating Factors:1) High mid-FICO score of 7022) Liquid assets of $67,699.22 which equates to over 10 months reserves3) DTI of 30.80% 4) Residual income of $15,772.70
				1403-94052	7/19/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Client exception approval provided.	Compensating Factors:1) High mid-FICO score of 7022) Liquid assets of $67,699.22 which equates to over 10 months reserves3) DTI of 30.80% 4) Residual income of $15,772.70	Waived	Credit	EG2		Primary Residence	CA	5/XX/2019	Purchase	Qualified Mortgage Rebuttable Presumption	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6116	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Lender overstated ETIA/ non-escrowed property costs in year 1 on Final CD dated 5/31/19. Based on documentation in the file, ETIA should be $2941.42, not $3084.01.
				1403-94902	8/7/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Lender corrected this on PCCD dated 7/5/19		Cured	Compliance	EG2		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6116	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller paid closing costs on seller CD ($91,408.95 do not match seller paid closing costs on borrower's latest CD dated 7/5/19 ($82,500). Need PCCD correct seller costs, along with POD and LOE.
				1403-94903	9/24/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	galton ok to waive		Cured	Compliance	EG2		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6116	Compliance - Regulatory Compliance
This loan failed the TILA finance charge test.(12 CFR 1026.18(d)(1), transferred from 12 CFR 226.18(d)(1))The finance charge is $2,751,506.80. The disclosed finance charge of $2,750,796.43 is not considered accurate because it is understated by more than $100CE does not allow for negative pre paid interest to be calculated into the finance charge as a credit. If added (-$1210.37), finance charge we be considered overdisclosed by $500, which is allowed
				1403-94910	10/14/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Ok to waive per client		Waived	Compliance	EG2		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-1898	Compliance - Regulatory Compliance
This loan failed TRID zero fee tolerance.  Lender added Appraisal Desk Review Fee of $150 and increased Appraisal Fee by $100 on final CD dated 5/23/19 without a valid CoC. Lender cure tolerance violation with PCCD, copy of cure, LOE and POD in file dated 7/1/19
				1404-94395	8/21/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures			Cured	Compliance	EG2		Primary Residence	SC	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1404-1898	Credit - General Underwriting Guideline Violation
Funds for closing to be liquidated from USAA 529 account.Compensating Factors: 1)  High mid-FICO score of 708. 2)  DTI of 25.97% 3)  Strong residual income of $33,931.58. 4)  Borrower has job stability working for same employer for over 7 years.
				1404-94396	8/23/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

Borrower will be liquidating a 529 college savings account.

Compensating Factors: High mid-FICO score of 708. DTI of 25.97% with strong residual income of $33,931.58. Borrower has job stability working for same employer for over 7 years.
									Waived	Credit	EG2		Primary Residence	SC	5/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1404-1899	Credit - Income and Assets	Missing updated DU. DU in file states max DTI is 36.79. UW indicates DTI is 38.71 which exceeds 2%,	1404-14675	8/1/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed/Cleared		Cured	Credit	EG1		Primary Residence	CA	5/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/25/2019	1404-1902	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. Unable to locate 6/1/19 revised CD for TRID testing purposes	1404-14717	9/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	located, ok		Cured	Compliance	EG1		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1404-1902	Compliance - Regulatory Compliance	This loan failed TRID 10% fee tolerance. Recording fee increased from $165 to 395 at closing on 5/XX/19 without a valid CoC. PCCD dated 7/1/19corrected recording fee to $124	1404-14718	7/30/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	PCCD dated 7/1/19corrected recording fee to $124.		Cured	Compliance	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1404-1902	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. Lender failed to disclose reason for no escrow account in final CD dated 6/4/19	1404-14719	7/30/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Lender corrected this on PCCD dated 7/1/19.		Cured	Compliance	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-6152	Credit - Credit
Missing most recent 24 months 0x30 primary housing history. The borrower's housing history payments cannot be validated due to the rent is included as part of the compensation plan for managing the property complex.Compensating Factors: 1. FICO 760, DTI 34.90%, 2. LTV 80%, 23 months reserves3. Borrower has mortgage history dating back to 2012 but does not have current primary housing expense
				1403-96299	8/21/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Investment Property	HI	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6152	Credit - Income and Assets
Missing the following updated bank statements for asset verification: VOYA Financial account ending 3025. Statements provided have expired. // UPDATE 06/11/2019 - Received Transaction Summary dated 05/19/2019. Missing consecutive 2 months bank statements.Compensating Factors: 1. FICO 760, DTI 34.90%, 2. LTV 80%, 23 months reserves3. VOYA only provides statement at the end of the year.  Accepting printout in lieu of 60 days of statements.
				1403-96300	8/21/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Investment Property	HI	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6155	Credit - General Underwriting Guideline Violation
The appraisal reflects the subject is zoned as Rural Village (RV).  Rural properties are not an eligible property type.Compensating Factors:1) High mid-FICO score of 8052) Low DTI of 19.67%3) Strong residual income of $32,568.02
				1403-94049	7/19/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Client approved exception.	Compensating Factors:1) High mid-FICO score of 8052) Low DTI of 19.67%3) Strong residual income of $32,568.02	Waived	Credit	EG2		Investment Property	WA	5/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6157	Credit - Income and Assets
Missing additional asset statement for Penn Mutual.  Two months consecutive complete statements are required.Compensating Factors:  FICO 781 (min FICO 680), 20+ years self-employed, 40.57% DTI (max DTI 50%), $19k+in monthly residual income, and $173k+ in reserves.
				1403-101015	9/26/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton Granted Exception in File		Waived	Credit	EG2		Investment Property	CA	7/XX/2019	Refinance - cash out	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1906	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Lender failed to disclose why the loan would not have an escrow account on the 6/28/19 CD. Lender correct with PCCD, LOE and POD dated 7/29/19
				1404-94400	8/27/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures			Cured	Compliance	EG2		Primary Residence	CA	6/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6163	Compliance - Regulatory Compliance
This loan failed TRID zero fee tolerance. The final sum of specific and non-specific lender credits ($7,692.40) does not equal the comparable sum of specific and non-specific lender credits ($7,842.40). Lender increased general lender credits on Final closing disclosure dated 5/30/19 to $7,692.40. On PCCD dated 6/26/19 lender added a cure for $150, however overall lender credits remained as $7,692.40. Total lender credits should reflect $7,842.40. Final HUD reflects total lender cures paid as $7,842.40, so no proof of refund needed.Need PCCD to correct overall lender credits along with LOE and POD.
				1403-94904	9/27/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Galton legal has previously stated that if lender provides an accurate cure but fails to disclose it on a corrected PCCD, this can be considered non-material. Lowered to EV2		Cured	Compliance	EG2		Primary Residence	NV	5/XX/2019	Purchase	Qualified Mortgage Rebuttable Presumption	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-6177	Credit - Credit	Borrower does not have a 24 month housing mortgage or rental history for property.Compensating Factors: 1. FICO 721,2. LTV 50%, 3. 200+ months reserves.	1403-96302	8/21/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton exception granted in file		Waived	Credit	EG2		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
10/25/2019	1403-6177	Credit - Insurance and Title
Missing evidence of flood insurance policy with Synergy One Lending, Inc. listed as loss payee with one year's paid receipt.    Flood insurance company must have an acceptable risk rating.  Debt-to-income ratio subject to recalculation.
				1403-96303	9/12/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared.Acceptable Condo Flood Ins Binder in file.		Cured	Credit	EG1		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
10/25/2019	1403-6177	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. Missing revised loan estimate dated 5/23/19. Unable to complete compliance audit.	1403-94916	9/24/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	reviewed and cleared		Cured	Compliance	EG1		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
10/25/2019	1403-6177	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller paid closing costs on seller CD ($25,552.85) do not match seller paid closing costs on borrower's latest CD dated 6/11/19 ($14,561.35). Need PCCD correct seller costs, along with POD and LOE.
				1403-94917	9/24/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Agreed non-material and client agrees to waive		Waived	Compliance	EG2		Primary Residence	CA	5/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
10/25/2019	1403-6180	Compliance - Regulatory Compliance
Missing seller-paid fees on the final closing disclosure dated 06/03/2019. Need post consummation closing disclosure that reconciles with the Seller CD in file, with borrower letter and proof of delivery,
				1403-94121	9/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							client provided blanked waiver		Waived	Compliance	EG2		Primary Residence	FL	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-1939	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller's CD discloses $76,326 as amount paid toward borrower's closing costs. Final CD in file dated 6/7/19 discloses seller paid closing costs of $46,423.50. Need updated PCCD to corrected seller paid fees on borrower's CD along with LOE and POD.
				1404-14721	9/24/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	client agrees to waive		Cured	Compliance	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6226	Credit - General Underwriting Guideline Violation	Allow comps more than 5 miles and not consider property rural.	1403-94123	7/26/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

Subject property is a duplex in a subdivision in suburban XXX. Appraiser indicated that to find good comps that are duplexes he needed to extend his search outside the normal 6 months and 1 mile radius due to limited sales. Value is well supported.

Compensating Factors:
1. High mid-FICO score of 755.
2. Liquid assets of $26,703 which equate to over 31 months reserves.
3. Low DTI of 27.80% with good residual income of $11,250.00
									Waived	Credit	EG2		Investment Property	WV	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6226	Credit - General Underwriting Guideline Violation	Borrowers were living rent free for 8 months.	1403-94124	7/26/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

Housing history for 24 months required. 0x30 reporting for 16 months. The other time period borrowers were living rent free in a home owned by their parents.

Compensating Factors:
1. High mid-FICO score of 755.
2. Liquid assets of $26,703 which equate to over 31 months reserves.
3. Low DTI of 27.80% with good residual income of $11,250.00
									Waived	Credit	EG2		Investment Property	WV	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6227	Credit - General Underwriting Guideline Violation
The CDA reports states the subjects market area has declined over the past year. Galton guidelines do not allow investment properties in declining markets.Compensating Factors: 1. FICO 771, 2. DTI 29.91%, 3. 30+ year in current position, 4. $18k+ in monthly residual income5. $85k+ in monthly reserves.6. CDA commentary disagrees with appraisal information indicating a stable market. Sales inventory analysis provided by appraiser indicates a fairly stable market with average marketing times. CDA indicates a 1% decline over the past 6 months with graph reflecting a relatively flat impact to market trends.
				1403-96305	8/22/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Investment Property	GA	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6240	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing evidence the 04/25/2019 initial Loan Estimate was issued to co-borrower XXX within three business days after the loan application date.	1403-94141	9/10/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	The two applicants are married and reside at the same address. There is no requirement for them to receive seperate LE's		Cured	Compliance	EG1		Primary Residence	FL	6/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-6240	Compliance - Regulatory Compliance
This loan failed TRID timing of disclosures.  Missing evidence the following disclosures were issued to co-borrower Kathleen Adkins within three business days after the loan application date 04/25/2019: Homeownership Counseling Notice, Home Loan Toolkit, and Written List of Providers. Kathleen Adkins initial loan application was dated 04/25/2019; however, there is only evidence that she received the aforementioned disclosures on 05/08/2019, which exceeded three business days after the initial loan application date.
				1403-94142	9/10/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	borrowers are married, ok to issue one set to borrower/co-borrower		Cured	Compliance	EG1		Primary Residence	FL	6/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-6240	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. The seller-paid fees listed on the 06/17/2019 final Closing Disclosure did not match the seller-paid fees per the Seller CD. Need Post Consummation CD with letter to borrower and proof of method of delivery to borrower reflecting all Seller paid fees.
				1403-94143	7/31/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Waiving condition based on utilization of Seller CD in file as an alternative document source per advisement from Galton.		Waived	Compliance	EG2		Primary Residence	FL	6/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1404-1964	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Lender incorrectly listed one or more Title fees paid to XXX in section B of the final CD dated 6/5/2019. XXX is not listed on the lender's SPL and fees should be moved to section C. Lender cured with PCCD dated 7/7/2019 by renaming all payees as XXX who is listed as a preferred provider on the lender's SPL.
				1404-94389	8/21/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures			Cured	Compliance	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-1964	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure.  Lender's failed to disclose a reason for why the loan would not have an escrow account on the Final CD dated 6/5/2019. Lender cured with PCCD dated 7/7/2019
				1404-94390	8/21/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures			Cured	Compliance	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-1964	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Lender failed to disclose the NMLS number/contact information for individual contact XXX on the Final CD dated 6/5/2019. Lender cured with PCCD dated 7/7/2019
				1404-94391	8/21/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures			Cured	Compliance	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6247	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure: Seller fees listed on the final CD and Post Consummation Closing Disclosure do not match the Seller CD nor the XXX Statement.	1403-94119	7/22/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							07/22/2019: Waiving condition based on utilization of ALTA Settlement Statement in file as an alternative document source per advisement from Galton.		Waived	Compliance	EG2		Primary Residence	CA	5/XX/2019	Purchase	Qualified Mortgage Safe Harbor	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6251	Credit - Income and Assets
Missing 2019 YTD signed and dated Profit and Loss for co-borrowers Sch C business noted on the 2017 and 2018 1040 tax returns.Compensating Factors: FICO 782 (min FIICO 680), LTV 75% (max LTV 80%), DTI 39.13% (max DTI 50%), 5 years in current position, $7k+ in monthly residual, and $93k in reserves.
				1403-100088	9/13/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Investment Property	CO	5/XX/2019	Refinance - cash out	Not covered / exempt	EG1	EG2	EG1	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6251	Credit - Income and Assets
Missing verification of self-employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for co-borrower Sch C business. ///UPDATE///7/3/2019 The co-borrower is on the loan and signed the note so income (loss) was used for qualifying. Still need verification of self-employment for 2 years.Compensating Factors: FICO 782 (min FIICO 680), LTV 75% (max LTV 80%), DTI 39.13% (max DTI 50%), 5 years in current position, $7k+ in monthly residual, and $93k in reserves.
				1403-100089	9/13/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Investment Property	CO	5/XX/2019	Refinance - cash out	Not covered / exempt	EG1	EG2	EG1	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1971	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller paid closing costs on seller CD ($36,362.52) do not match seller paid closing costs on borrower's latest CD dated 7/10/19 ($0). Need PCCD correct seller costs, along with POD and LOE.
				1404-94388	9/24/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							client agrees to waive		Waived	Compliance	EG2		Primary Residence	IL	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6258	Credit - General Underwriting Guideline Violation
The HO6 policy was received, but reflects coverage that is less than 20% of value per guideline requirement.1)  Meets FNMA requirements as coverage amount was determined by insurer.2)  FICO 706 (min FICO 680)3)  DTI 36.67% (max DTI 43%)4)  $70k+ in reserves5)  $23k+ in monthly residual income
				1403-96306	8/22/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Purchase	Qualified Mortgage Safe Harbor	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6262	Credit - Income and Assets	Missing Verbal Verification for borrower (XXX group) performed within 10 days of closing	1403-100100	10/17/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed. Cleared w document		Cured	Credit	EG1		Primary Residence	MA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6262	Credit - General Underwriting Guideline Violation
Condo conversion completed in the past 3 years and a single entity ownership greater than 20%3-unit development with first unit sold as primary, subject unit is a 2nd home, and 3rd is listed for sale.Compensating Factors:  FICO 792 (min FICO 680), DTI 28.19% (max DTI 43%), $21k+ in monthly residual income, entity filed final returns and will have no impact to qualifying, and $39k+ in reserves.
				1403-100101	9/21/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	MA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6262	Credit - Income and Assets
Missing statements from 1120SIncome from entity is not being used in qualifying and 2018 has been designated as the final tax year for the business. No further income or loss will be realized by the borrower.Compensating Factors:  FICO 792 (min FICO 680), DTI 28.19% (max DTI 43%), $21k+ in monthly residual income, entity filed final returns and will have no impact to qualifying, and $39k+ in reserves.
				1403-100102	9/21/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton Granted Exception in file.		Waived	Credit	EG2		Primary Residence	MA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1999	Credit - General Underwriting Guideline Violation
Missing proof that 2016 tax liability of $22,735.00 and 2017 tax liability of $53,094.00 has been paid.Compensating Factors: FICO 747 (min FICO 680), DTI 30.90% (max DTI 45%), $16k+ in monthly residual income, and $131k+ in reserves.
				1404-94427	9/18/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1999	Credit - Insurance and Title	Missing evidence of hazard insurance policy for individual condo unit.Compensating Factors: FICO 747 (min FICO 680), DTI 30.90% (max DTI 45%), $16k+ in monthly residual income, and $131k+ in reserves.	1404-94428	9/18/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1999	Credit - General Underwriting Guideline Violation	Non-arm's length transaction.Compensating Factors: FICO 747 (min FICO 680), DTI 30.90% (max DTI 45%), $16k+ in monthly residual income, and $131k+ in reserves.	1404-94429	9/18/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-1999	Credit - Credit
Missing proof that Tax Lien listed on the credit report in the amount of $4,024.000 has been paid.Compensating Factors: FICO 747 (min FICO 680), DTI 30.90% (max DTI 45%), $16k+ in monthly residual income, and $131k+ in reserves.
				1404-94430	9/18/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-2001	Credit - Credit
Complete 12 month housing history missing. Borrower provided 11 months cancelled checks and private landlord confirmation 12th month was paid on-time via cash.Compensating Factors:1)  LTV 80% (max LTV 85%)2)   $436k+ in reserves3)  20+ years in current position4)  $25k+ in monthly residual income 5)  DTI 32.54% (max DTI 45%)
				1404-94397	8/24/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

Housing history has been documented but private party landlord confirming missing month payment does not meet guideline requirements.

Compensating Factors: LTV 80%, $436k+ in reserves, 20+ years in current position, $25k+ in monthly residual income, and DTI 32.54%
									Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1404-2001	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. On the final CD dated 6/18/19, Lender failed to disclose why loan would not have an escrow account. This was corrected on the 7/9/19 PCCD.	1404-94386	8/14/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures			Cured	Compliance	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1404-2013	Credit - General Underwriting Guideline Violation
The CDA reflects the HDI market data supports a slight decline in recent market trends.Compensating Factors: FICO 666 (min FICO 600), LTV 61.66% (max LTV 85%),  DTI 31.51% (max DTI 45%), decreasing monthly housing expense (-10%), and monthly residual income of $32k+ monthly
				1404-94401	8/30/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-2013	Credit - General Underwriting Guideline Violation
Missing IRS tax transcript for year 2018.Compensating Factors: FICO 666 (min FICO 600), LTV 61.66% (max LTV 85%),  DTI 31.51% (max DTI 45%), decreasing monthly housing expense (-10%), and monthly residual income of $32k+ monthly
				1404-94402	8/30/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
									Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-2022	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Lender overstated ETIA/ Non-escrow property costs in year 1 on Final CD dated 6/25/19. Based on documentation in the file, monthly HOA dues are $161, however lender disclosed $179/mo. This was corrected on PCCD issued 7/17/19
				1404-94385	8/14/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	This was corrected on PCCD issued 7/17/19		Cured	Compliance	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1404-2022	Credit - Credit
Missing proof that tax liens have been paid to a 0 balance, otherwise liens must be paid through closing.  Alternate documentation supplied.Compensating Factors:1)  $53k+ in reserves2)  6 years in current position3)  $18k+ in monthly residual
				1404-94398	8/24/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property

Seller provided confirmation of amount due/outstanding from the IRS and a copy of the cancelled check provided by borrower to payoff balance. Confirmation from the IRS of $0 balance was not provided but the previously referenced documentation is sufficient to determine balance is paid off.

Transaction Specific: $53k+ in reserves, 6 years in current psoition, and $18k+ in monthly residual
									Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1403-6307	Credit - Income and Assets
Missing additional 2 months asset statements to validate an additional $5,124.00 in required reserves.Compensating Factors: Borrower is putting 25% down payment on subject property. High mid-FICO score of 756. Borrower has been self-employed for almost 20 years at the same company. Strong residual income of $15,075.00.
				1403-98496	9/4/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Credit	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-2040	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller's CD discloses $90,162.96 as amount paid toward borrower's closing costs. Final CD in file dated 6/13/19 discloses seller paid closing costs of $83,535. Need updated PCCD to corrected seller paid fees on borrower's CD along with LOE and POD.
				1404-14727	9/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Agree this is non-material. As such, ok to waive per client		Waived	Compliance	EG2		Primary Residence	CA	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6318	Credit - General Underwriting Guideline Violation
Appraisal notes units are missing smoke detectors and CO2 detectors; please provide verification both have been installed in each rental unit.Compensating Factor: FICO 805, DTI 14.71%, 100k+ in reserves (using net balance of account less collateralized portion), and additional assets not used in qualifying.
				1403-98497	9/4/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Credit	EG2		Investment Property	AZ	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6318	Credit - General Underwriting Guideline Violation
Use of pledged account for qualifying assets.Compensating Factor: FICO 805, DTI 14.71%, 100k+ in reserves (using net balance of account less collateralized portion), and additional assets not used in qualifying.
				1403-98498	9/4/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Credit	EG2		Investment Property	AZ	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6319	Credit - Income and Assets
Use of pledged account for qualifying assets.Compensating Factor: FICO 805, DTI 14.71%, 100k+ in reserves (using net balance of account less collateralized portion), and additional assets not used in qualifying.
				1403-98499	9/5/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Credit	EG2		Investment Property	AZ	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6319	Credit - General Underwriting Guideline Violation
Appraisal notes units are missing smoke detectors and CO2 detectors; please provide verification both have been installed in each rental unit.Compensating Factor: FICO 805, DTI 14.71%, 100k+ in reserves (using net balance of account less collateralized portion), and additional assets not used in qualifying.
				1403-98500	9/5/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Credit	EG2		Investment Property	AZ	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6320	Credit - General Underwriting Guideline Violation
Borrower disclosed receiving income from XXX, Ownership of the Loan Broker of record as well as possible ownership in Title company.  Per guidelines, Employer/Employee relationships are not allowed and are ineligible for purchase.Compensating Factors:  Employee loan, FICO 754, substantial reserves (64 mos) and residual income of $12k monthly.
				1403-101005	10/17/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exceptoin in file		Waived	Credit	EG2		Investment Property	CA	7/XX/2019	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6337	Credit - General Underwriting Guideline Violation
INELIGIBLE: The CDA report indicates the property is located in a semi-rural area. Galton guidelines state rural properties are an ineligible property type.Compensating Factors: FICO 750, $12k+ in reserves and $3k+ in monthly residual
				1403-96314	8/30/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Credit	EG2		Investment Property	CA	6/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6340	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller paid closing costs on seller CD ($35,258.50) do not match seller paid closing costs on borrower's latest CD dated 7/11/19 ($1,263.00). Need PCCD correct seller costs, along with POD and LOE.
				1403-94918	9/24/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							client agrees to waive		Waived	Compliance	EG2		Primary Residence	AZ	6/XX/2019	Purchase	Qualified Mortgage Rebuttable Presumption	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-2057	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Seller paid closing costs on seller CD ($40,142.26) do not match seller paid closing costs on borrower's latest CD dated 6/25/19 ($0). Need PCCD correct seller costs, along with POD and LOE.
				1404-94382	9/24/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							client approved waiver		Waived	Compliance	EG2		Primary Residence	FL	6/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6352	Credit - Credit	Missing current mortgage rating within 30 days of closing. Missing full 24 month History for XXX	1403-101029	10/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed. Mortgage rating in file		Cured	Credit	EG1		Investment Property	CA	8/XX/2019	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6352	Credit - Income and Assets
Borrower has not provided Letter of Explanation for Employment Gaps (if any).  Borrower provided Paystub for XXX (2/28/2019) and then 1st Paystub for XXX dated 06/24/2019.  Final 1003 reflects the employment change, however dates are incomplete.Compensating Factors:  15 years in the same line of business.   80 % LTV (program max 85%) 779 FICO, 38% DTI (program max 50), $15,644 residual income, 135 months reserves
				1403-101030	10/16/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Investment Property	CA	8/XX/2019	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6376	Credit - Insurance and Title
Missing Flood insurance with max deductible of $1,250.00 per Galton guidelines. Updated 07/22/2019: Received Binder for flood; however, the deductible listed is $2,000.00. Max deductible allowed, per Galton Guidelines, is $1,250.00.Compensating Factors: FICO 747, DTI 38.57%, $37k+ in reserves, and $4k+ in monthly residual income.
				1403-96315	8/30/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exceyion in file.		Waived	Credit	EG2		Investment Property	MA	7/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-2079	Credit - Income and Assets	DTI of 44.25% exceeds DTI on DU cert of 37.34% due to neg subject property rents being higher than amount input into DU	1404-94417	9/24/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared with updated DU		Cured	Credit	EG1		Investment Property	MN	6/XX/2019	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/25/2019	1403-6406	Property - Collateral	Missing evidence of current E & O Insurance for Appraiser XXX or blanket policy for Arizona Home Valuations.	1403-100091	10/17/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared with document provided		Cured	Property	EG1		Primary Residence	AZ	7/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG1	EG1	EG3	EG1
10/25/2019	1404-2109	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Lender updated ETIA/ escrow amounts with PCCD due to over disclosure of monthly tax amount of $1291.74 vs $1250.00. Lender needs to re-open RoR to complete cure method of incorrect projected payments disclosed on 7/26/19 CD. Need new RoR with LOE and POD
				1404-94421	10/4/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Agree loan is purxhase transaction, RoR is not required.		Cured	Compliance	EG2		Primary Residence	CA	7/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-6436	Compliance - Regulatory Compliance
This loan failed TRID timing of disclosures.  Initial CD is dated 7/22/19, closing occurred 7/XX/19. CD is not signed/esigned. Unable to determine that initial CD was provided to borrower within 3 business days prior to consummation.
				1403-100087	10/4/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	reviewed the Docusign disclosure and concur the CD was sent/viewed on 7/22/18		Cured	Compliance	EG1		Second Home	CO	7/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/25/2019	1403-6447	Credit - Income and Assets
Missing additional consecutive month statement for XXX and revised signed final 1003 listing the XXX account used for closing funds.  IRS refund check copy in file to evidence required assets.Compensating Factors:  FICO 732 (min FICO 640), LTV 74.61% (max LTV 85%), $983k+ in reserves (or 233 months), sufficient assets to pay off loan balance.
				1403-101004	9/23/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Primary Residence	FL	7/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6452	Credit - Credit
Missing current mortgage rating within 30 days of closing for XXX account ending XXX.Compensating Factors: FICO 781, DIT 34.81%, 17 years in current position, $11k+ in monthly residual, and $370k+ in reserves. Seller provided soft credit pull. Reporting 0 late payments and balance reduction. Accepting as on-time payment verification.
				1403-98502	9/6/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Credit	EG2		Investment Property	CA	7/XX/2019	Purchase	Not covered / exempt	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6457	Credit - Credit	Missing satisfactory mortgage rating 0x30 for past 24 months for XXX. Mortgage opened 06/2018 and rates for 9 months through 06/2019 (10/2018 - 06/2019).	1403-101038	10/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed		Cured	Credit	EG1		Primary Residence	TN	7/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/25/2019	1403-6457	Credit - Credit	Missing verification of XXXX history for XXX; not to exceed 0X30 in the past 24 months for Grade A+	1403-101039	10/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed		Cured	Credit	EG1		Primary Residence	TN	7/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/25/2019	1403-6457	Compliance - Regulatory Compliance
The ETIA on the Final CD indicated $485.03/mo for Property Taxes and Insurance. Taxes and Insurance are actually $495.09/mo. This is based on county taxes of $2158.20/yr, city taxes of $1903.69/yr, and hazard insurance of $1890/yr. $5951.89 / 12 = $495.99/mo. Need PCCD reflecting correct ETIA along with LOE and POD
				1403-101040	10/15/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	reviewed tax worksheet and agree past paid taxes math up. ETIA is correct on current CD, no re-disclosure needed.		Cured	Compliance	EG1		Primary Residence	TN	7/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/25/2019	1403-6485	Credit - Credit
A satisfactory rent rating 0x30 for past 24 months is required. VOR's have been provided, require Cancelled checks. Private Landlord  (XXX)  for 7/2017 - 07/2019.Compensating Factors:  Borrower owns an investment property.  30 mths reviewed on credit supplement paid as agreed. 782 FICO, 80% LTV (program max 85%)
				1403-101011	10/17/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Investment Property	FL	8/XX/2019	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/25/2019	1404-2148	Compliance - Regulatory Compliance	The file did not contain evidence that the appraisal was delivered to the borrower 3 days prior to consummation.	1404-94431	9/21/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	located receipt of appraisal		Cured	Compliance	EG1		Primary Residence	WA	8/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG1	EG2	EG2
10/25/2019	1404-2148	Property - Collateral
The appraisal report indicates the property is zoned Rural Residential.  Rural properties are ineligible per Galton streamline guidelines.All comparable properties within 2 miles. The subject is currently located in a PUD which has density levels consistent with suburban neighborhoods. The subject's neighborhood as a whole is considered to be suburban due to its level of density as well as market reaction to the neighborhood. This is fairly commonplace in Thurston county which has large tracts of PUDs that are zoned under a Ruralclassification however are considered suburban.Compensating Factors: FICO 710 (min FICO 680), 8 years in current position, DTI 37.48% (max DTI 45%), and $5k+ in monthly residual income.
				1404-94434	9/19/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Property	EG2		Primary Residence	WA	8/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG1	EG2	EG2
10/25/2019	1404-2164	Credit - Income and Assets
Missing 2016 Tax Returns.  Borrower is self-employed and DU cert required the most recent one-year period which would be 2018.  The borrower filed an extension for 2018 and therefore needed to supply both 2017 and 2016 to document self-employed income.Compensating Factors:  Self-employed 23 years, 757 FICO, DTI 28.96% (program max is 45%), Residual income of $58,529.28
				1404-94435	10/22/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Primary Residence	HI	7/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG2	EG2	EG1	EG1
10/25/2019	1403-6538	Property - Collateral	Appraiser did not note installation of Security Bars on 1st Floor windows and requirement of Emergency Release Latches, with a photos.	1403-101008	10/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed. cleared with updated appraisal		Cured	Property	EG1		Investment Property	CA	7/XX/2019	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
10/25/2019	1403-6538	Credit - Credit	Missing current mortgage rating within 30 days of closing. XXX, account ending #XXX missing rating for 07/01/2019; to support 0x30x24 rating requirement.	1403-101009	10/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed, mtg stmt in file		Cured	Credit	EG1		Investment Property	CA	7/XX/2019	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
10/25/2019	1403-6539	Credit - Income and Assets	Missing verification of source of funds to close in the amount of $400,000.00 (wire) and $161,613.33 (wire).	1403-101025	10/17/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Cleared. Documenation in file		Cured	Credit	EG1		Second Home	CA	8/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/25/2019	1403-6540	Credit - Credit	A satisfactory rent rating 0x30 for past 24 months is required. Missing for cancelled checks for 7/2017 - 9/2017. Balance of Mortgage rating rates on credit report.	1403-101026	10/17/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed. Guideline clarification		Cured	Credit	EG1		Investment Property	MA	8/XX/2019	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/25/2019	1404-2257	Credit - Income and Assets
A minimum of 5% down payment of the borrower's own funds is required.Borrower has sufficient assets to meet requirements but could not prove 5% of own funds into thetransaction as evidence of gift funds were wired directly to closing agent.Compensating Factors: High mid-FICO score of 703. $86,712 in liquid assets which equate to over 15months reserves. Residual income of $15,114.
				1404-94452	10/5/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file		Waived	Credit	EG2		Primary Residence	CA	8/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1
10/25/2019	1403-6686	Compliance - Regulatory Compliance	Document not properly executed or dated: The Final Closing Disclosure dated 8/9/2019 did not indicate the option for the Demand Feature.	1403-101034	10/3/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	The PCCD dated 8/22/2019 was corrected to indicate the demand feature option.		Cured	Compliance	EG2		Primary Residence	CA	8/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6686	Credit - Credit	Missing previous residence Rental History to complete 24 month requirement. 14 mo. mortgage rating in file but missing rental rating.	1403-101032	10/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed. Documentation in file to clear.		Cured	Credit	EG1		Primary Residence	CA	8/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-2271	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. On Final CD dated 8/12/19 the lender disclosed one or more Title fee's in section B that were not on the SPL and match the payee's in section C, so presumably the borrower shopped. Lender never corrected on PCCD's
				1404-94446	10/14/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Ok to waive per client		Waived	Compliance	EG2		Primary Residence	CA	8/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1404-2271	Credit - Income and Assets
Missing source of the following large deposits into borrower's XXX account ending XXX: $40,000 on 5/16/19. Source is from XXX Checking account ending XXX.Compensating Factors:: FICO 704 (min FICO 680), DTI 27.45% (max DTI 35%), $34k+ in monthly residual income.
				1404-94448	10/4/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted Exception in file		Waived	Credit	EG2		Primary Residence	CA	8/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG2	EG2	EG1	EG1
10/25/2019	1404-2281	Compliance - Regulatory Compliance	This loan failed TRID 10% fee tolerance. Missing settlement provided list in order to considered Title fees in the 10% tolerance testing.	1404-94442	10/4/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Reviewed the SPL notes and agree fees belong in the 10% category		Cured	Compliance	EG1		Primary Residence	CA	8/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1404-2281	Compliance - Regulatory Compliance
The loan contains errors within one or more TRID disclosure. Lender understated ETIA/ escrowed property costs in year 1 on Final CD dated 8/22/19. Based on documentation in the file, monthly ETIA/escrow should be $876.70, not $853.28. Lender corrected this on PCCD dated 9/10/19
				1404-94443	9/28/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures			Cured	Compliance	EG2		Primary Residence	CA	8/XX/2019	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/25/2019	1403-6704	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: Missing Rate Lock Agreement.	1403-101023	9/30/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	CoC in file reflecting initial lock date as 8/7/19		Cured	Compliance	EG1		Primary Residence	SC	8/XX/2019	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/25/2019	1403-6711	Credit - Credit	Missing satisfactory mortgage rating at 0x30x24 for Primary Residence. Missing 8/2017 - 12/2018.	1403-101028	10/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agrred, credit report shows current and previous rating		Cured	Credit	EG1		Investment Property	TX	8/XX/2019	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/25/2019	1404-2293	Compliance - Regulatory Compliance
This loan failed TRID 10% fee tolerance. Lender increased recording fees from $165 to $400 at closing without a valid CoC. Lender provided Final ALTA and PCCD reflecting recording fees had decreased down to $103 at funding.
				1404-94450	10/4/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	Lender provided Final ALTA and PCCD reflecting recording fees had decreased down to $103 at funding.		Cured	Compliance	EG2		Primary Residence	CA	8/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG2	EG2	EG1	EG1
10/25/2019	1404-2293	Credit - Credit	Missing Verification of Rent for past 12 months for borrower's current residence at XXX and XXX	1404-94451	10/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed. Bank statements contain payment		Cured	Credit	EG1		Primary Residence	CA	8/XX/2019	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG2	EG2	EG1	EG1
10/25/2019	1403-6783	Credit - General Underwriting Guideline Violation	Cash out on an Investment property for purchase of new primary residence requires full compliance review.	1403-101041	10/16/2019	Credit condition cleared, Compliance condition cleared (does not include compliance cures)	Agreed, removed erroneous condition.		Cured	Credit	EG1		Investment Property	CA	8/XX/2019	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/25/2019	1404-2378	Credit - Income and Assets
Variance between tax returns and transcripts.Compensating Factors:Variance is due to an exemption and has no impact on qualifying. 1040 transcripts were requested toverify no additional business operation due to source of funds. Borrower is a wage earner and all incomesources verified.631 (min FICO 600), 11+ years with current employer, DTI 42.54% (max DTI 45%),$7k+ in monthly residual income, and $28k+ in reserves.
				1404-94449	10/4/2019
Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property
							Galton granted exception in file.		Waived	Credit	EG2		Primary Residence	UT	8/XX/2019	Purchase	Non-Qualified Mortgage	EG2	EG2	EG2	EG2	EG1	EG1	EG1	EG1